May 4, 2015

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus U.S Treasury Intermediate Term Fund
 1933 Act File No.: 33-00824
 1940 Act File No.: 811-4428
 CIK No.: 00000779131

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Dreyfus U.S Treasury Intermediate Term Fund prospectus that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 45 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 27, 2015.

Please address any comments or questions to my attention at 212-922-7192.

Sincerely,

/s/ Talia Delgado
Talia Delgado
Paralegal